COLUMBIA CONTRARIAN INCOME FUND
                          COLUMBIA CORPORATE BOND FUND
                       COLUMBIA INTERNATIONAL EQUITY FUND
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES

The Board of Trustees of the Funds has approved proposals to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval. If shareholders of a Fund approve the proposal relating to the reorganization of their Fund, all of the assets of that Fund will be transferred to the respective Acquiring Fund and shareholders of that Fund will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders to be held in February, 2005. If approved at the special meeting, the reorganizations are proposed to take place in late February, 2005. Shareholders of each Fund will be mailed information detailing the proposal relating to the reorganization of their Fund in late December, 2004.

In connection with the proposed reorganizations of the Funds, the Board of Trustees has suspended the sale of each Fund's shares effective as of the close of business on November 10, 2004. Consequently, purchase orders for shares of the Funds (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will not be accepted by the Funds after November 10, 2004.

-------------------------------------------------------------- ---------------------------------------------------------
Funds                                                          Acquiring Funds
-------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------- ---------------------------------------------------------
Columbia Contrarian Income Fund                                Columbia Quality Plus Bond Fund
-------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------- ---------------------------------------------------------
Columbia Corporate Bond Fund                                   Columbia Quality Plus Bond Fund
-------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------- ---------------------------------------------------------
Columbia International Equity Fund                             Columbia International Stock Fund
-------------------------------------------------------------- ---------------------------------------------------------


The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Funds, nor is it a solicitation of any proxy. For more information regarding the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and become effective, please call 1-800-345-6611 or visit the Funds' website at www.columbiafunds.com. The prospectus/proxy statements will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.


G-36/344T-1004                                                 October 21, 2004